Loans - Schedule of Loans Not Rated by Class of Loans (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Financing Receivable, Modifications [Line Items]
Loans not rated by class of loans	$ 191,555	$ 177,984
Commercial [Member]
Financing Receivable, Modifications [Line Items]
Loans not rated by class of loans	877	914
Commercial Real Estate [Member]
Financing Receivable, Modifications [Line Items]
Loans not rated by class of loans	1,184	811
Residential Real Estate [Member]
Financing Receivable, Modifications [Line Items]
Loans not rated by class of loans	166,465	156,497
Construction & Land Development [Member]
Financing Receivable, Modifications [Line Items]
Loans not rated by class of loans	3,687	3,513
Consumer [Member]
Financing Receivable, Modifications [Line Items]
Loans not rated by class of loans	19,342	16,249
Performing [Member]
Financing Receivable, Modifications [Line Items]
Loans not rated by class of loans	191,212	177,095
Performing [Member] | Commercial [Member]
Financing Receivable, Modifications [Line Items]
Loans not rated by class of loans	877	914
Performing [Member] | Commercial Real Estate [Member]
Financing Receivable, Modifications [Line Items]
Loans not rated by class of loans	1,184	811
Performing [Member] | Residential Real Estate [Member]
Financing Receivable, Modifications [Line Items]
Loans not rated by class of loans	166,122	155,608
Performing [Member] | Construction & Land Development [Member]
Financing Receivable, Modifications [Line Items]
Loans not rated by class of loans	3,687	3,513
Performing [Member] | Consumer [Member]
Financing Receivable, Modifications [Line Items]
Loans not rated by class of loans	19,342	16,249
Nonperforming [Member]
Financing Receivable, Modifications [Line Items]
Loans not rated by class of loans	343	419
Nonperforming [Member] | Residential Real Estate [Member]
Financing Receivable, Modifications [Line Items]
Loans not rated by class of loans	$ 343	$ 419